Acquisitions	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Business Combinations [Abstract]
Acquisitions
3.	ACQUISITIONS

On July 17, 2015, the Company acquired the Davenport Assets for a purchase price of $450.0 million in cash and a cement distribution terminal in Bettendorf, Iowa. The operating results of the acquired business have been included in the Central region’s results of operations since the date of the acquisition. Assets acquired and liabilities assumed are measured at their acquisition-date fair value. Goodwill recognized in connection with the acquisition is primarily attributable to the expected profitability, assembled workforces and operational infrastructure of the acquired business and the synergies expected to result after its integration. The Davenport Assets were immediately integrated into the Company’s existing cement operations such that it is not practicable to report revenue and net income separately for the Davenport Assets.

Pro Forma Financial Information (unaudited) — The following unaudited supplemental pro forma information presents the financial results as if the Davenport Assets had been acquired on the first day of the 2014 fiscal year. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on the first day of the preceding fiscal year, nor is it indicative of any future results. The pro forma adjustments include a reduction of transaction costs of $6.5 million and additional depreciation, depletion, amortization and accretion of $7.5 million.

	Three months ended	Nine months ended
	September 26, 2015	September 26, 2015
Revenue	$477,706	$1,069,305
Net income	67,229	24,506

The purchase price allocation for the Davenport Assets has not been finalized due to the recent timing of the acquisition. The following table summarizes aggregated information regarding the estimated fair values of the assets acquired and liabilities assumed in conjunction with the acquisition:

September 26, 2015
Inventories	$21,538
Property, plant and equipment	272,815
Other assets	6,537
Financial liabilities	(1,509)
Other long-term liabilities	(95)

Net assets acquired	299,286
Goodwill	150,710

Total consideration	449,996

Transfer of assets	(2,182)
Working capital true-up	896

Net cash paid for acquisitions	$448,710

(2) Acquisitions

The Company has acquired a number of entities since its formation in 2009, which were financed through a combination of debt and contributions from its member. The operations of each acquisition have been included in the Company’s consolidated results of operations since the respective dates of the acquisitions. The Company measures all assets acquired and liabilities assumed at their acquisition-date fair value.

2014 Acquisitions

West region

•	On September 30, 2014, the Company acquired all of the outstanding ownership interests in Colorado County Sand & Gravel Co., L.L.C., a Texas limited liability company, M & M Gravel Sales, Inc., a Texas corporation, Marek Materials Co. Operating, Ltd., a Texas limited partnership, and Marek Materials Co., L.L.C., a Texas limited liability company (collectively “Colorado County S&G”). Colorado County S&G provides aggregates to the West Houston, Texas market. The acquisition was funded with borrowings under the Company’s revolving credit facility.

•	On September 19, 2014, the Company acquired all of the membership interests of Southwest Ready-Mix LLC (“Southwest Ready Mix”), which included two ready-mixed concrete plants and serves the downtown and southwest Houston, Texas markets. The acquisition was funded with borrowings under the Company’s revolving credit facility.

•	On September 4, 2014, the Company acquired all of the issued and outstanding shares and certain shareholder notes of Rock Head Holdings Ltd. and B.I.M. Holdings Ltd., which collectively indirectly owned all of Mainland Sand and Gravel Ltd.’s shares. The surviving entity, Mainland Sand & Gravel ULC. (“Mainland”), based in Surrey, British Columbia, is a supplier of aggregates to the Vancouver metropolitan area. The acquisition was funded with a portion of the proceeds from the September 8, 2014 issue and sale of $115.0 million aggregate principal amount of 10 1⁄2% senior notes due 2020.

•	On July 29, 2014, the Company acquired all of the assets of Canyon Redi-Mix, Inc. and CRM Mixers LP (collectively “Canyon Redi-Mix”). The acquired assets include two ready-mixed concrete plants, which serve the Permian Basin region of West Texas. The acquisition was funded with borrowings under the Company’s revolving credit facility.

•	On March 31, 2014, the Company acquired all of the stock of Troy Vines, Inc., an integrated aggregates and ready-mixed concrete business headquartered in Midland, Texas, which serves the Permian Basin region of West Texas. The acquisition was funded with cash on hand.

•	On January 17, 2014, the Company acquired all of the membership interests of Alleyton, an aggregates and ready-mixed concrete business in Houston, Texas. The Alleyton acquisition was funded with a portion of the proceeds from the January 17, 2014 issue and sale of $260.0 million aggregate principal amount of 10 1⁄2% senior notes due 2020.

Central region

•	On October 3, 2014, the Company acquired the stock of Concrete Supply, an aggregates and ready-mixed concrete business with operations in Kansas and Missouri. The acquisition was funded with borrowings under the Company’s revolving credit facility.

East region

•	On June 9, 2014, the Company acquired all of the membership interests of Buckhorn Materials LLC, an aggregates quarry in South Carolina, and Construction Materials Group LLC, a sand pit in South Carolina. The acquisition was funded with borrowings under the Company’s revolving credit facility.

2013 Acquisitions

West region

•	On April 1, 2013, the Company acquired all of the membership interests of Westroc, LLC, an aggregates and ready-mixed concrete provider near Salt Lake City, Utah, with borrowings under the Company’s revolving credit facility.

Central region

•	On April 1, 2013, the Company acquired certain aggregates, ready-mixed concrete and asphalt assets of Lafarge North America, Inc. in and around Wichita, Kansas, with borrowings under the Company’s revolving credit facility.

2012 Acquisitions

West region

•	On November 30, 2012, the Company acquired all of the stock of Sandco, Inc., an aggregates and ready-mixed concrete business in Colorado, with cash on-hand.

Central region

•	On February 29, 2012, the Company acquired certain assets of Norris Quarries, LLC, an aggregates business in northwest Missouri, with proceeds from debt, including the Company’s revolving credit facility.

East region

•	On October 5, 2012, the Company acquired certain assets of Kay & Kay Contracting, LLC, an aggregates, asphalt and paving business in Kentucky, with cash on-hand.

Revenue and net income from these acquisitions in the year ended December 27, 2014 was $197.5 million and $35.6 million, respectively, of which $150.9 million and $32.6 million, respectively, was attributable to Alleyton, Southwest Ready Mix and Colorado County S&G. Southwest Ready Mix and Colorado County S&G were integrated with Alleyton as of their respective acquisition dates such that disaggregated financial data is not available. The 2013 and 2012 acquisitions were integrated with existing operations on the respective acquisition dates such that disaggregated financial data is not available.

Pro Forma Financial Information (unaudited)—The following unaudited supplemental pro forma information presents the financial results as if the 2014, 2013 and 2012 acquisitions occurred on the first day of fiscal year 2013, 2012 and 2011, respectively. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisitions been made on the first day of the preceding fiscal year, nor is it indicative of any future results. The pro forma effect on revenue in the year ended December 28, 2013 was $305.7 million and $8.6 million from 2014 and 2013 acquisitions, respectively, and was $33.7 million and ($3.4) million, respectively, on net loss. The pro forma effect on revenue in the year ended December 29, 2012 was $82.4 million and $13.8 million from 2013 and 2012 acquisitions, respectively, and was $4.7 million and ($0.5) million, respectively, on net loss.

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Revenue	$1,326,861	$1,230,491	$1,022,535
Net income (loss)	8,181	(104,705)	(46,405)

The purchase price allocation for the Canyon Redi-Mix, Mainland, Southwest Ready Mix, Colorado County S&G and Concrete Supply acquisitions has not yet been finalized due to the recent timing of the acquisitions. The following table summarizes aggregated information regarding the fair values of the assets acquired and liabilities assumed as of the respective acquisition dates in 2014, 2013 and 2012:

	Alleyton January 17, 2014	Year Ended December 27, 2014 (excluding Alleyton)	Year Ended December 28, 2013	Year Ended December 29, 2012
Financial assets	$15,489	$22,101	$8,302	$1,397
Inventories	2,548	8,249	3,954	6,988
Property, plant and equipment	47,985	74,687	40,580	21,543
Intangible assets(1)	—	3,398	7,428	3,172
Other assets	2,595	3,337	52	1,330
Financial liabilities	(10,054)	(17,610)	(6,164)	(944)
Other long-term liabilities	(990)	(11,727)	(1,050)	(364)

Net assets acquired	57,573	82,435	53,102	33,122
Goodwill	147,064	148,838	16,120	26,230

Purchase price	204,637	231,273	69,222	59,352

Acquisition related liabilities	(22,123)	(10,656)	(7,902)	(10,547)
Other	(2,087)	(3,190)	281	(48)

Net cash paid for acquisitions	$180,427	$217,427	$61,601	$48,757

(1)	Intangible assets acquired in 2013 related to aggregate reserves to which the Company has the rights of ownership, but does not own the reserves ($5.9 million) and the differential between contractual lease rates and market rates for leases of aggregate reserves and office space. The acquired intangible assets in total, the reserve rights and the lease assets have weighted-average lives of 18 years, 20 years and 11 years, respectively.